UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Fund Management, L.P.
Address:    One Market Plaza
            Steuart Tower, 22nd Floor
            San Francisco CA. 94105

Form 13F File Number:   28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Linda Fitzgerald
Title:      Chief Compliance Officer
Phone:      415-281-1000

Signature Place and Date of Signing:



Linda Fitzgerald              San Francisco CA              November 11, 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            93

Form 13F Information Table Value Total:            1,088,833 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

NAME OF ISSUER             TITLE                 VALUE X               SH/  PUT/  INV.   OTHER
                           OF CLASS    CUSIP     1000      SHARES      PRN  CALL  DISC.  MGR        VOTING AUTH
                                                                                               SOLE        SHR  NONE

3PAR INC                     COM     88580F109   215       19,551       SH        SOLE         19,551
ABBOTT LABS                  COM     002824100   7294      147,444      SH        SOLE         147,444
ACORDA THERAPEUTICS INC      COM     00484M106   8621      370,328      SH        SOLE         370,328
ALCON INC                    COM     H01301102   30998     223,540      SH        SOLE         223,540
AMERICAN MED SYS HLDGS INC   COM     02744M108   11607     686,020      SH        SOLE         686,020
AMGEN INC                    COM     031162100   8601      142,803      SH        SOLE         142,803
AMYLIN PHARMACEUTICALS INC   CNV     032346AF5   15247     19,500,000  PRN        SOLE         19,500,000
AMYLIN PHARMACEUTICALS INC   COM     032346108   57479     4,198,585    SH        SOLE         4,198,585
ANALOG DEVICES INC           COM     032654105   6858      248,657      SH        SOLE         248,657
APPLE INC                    COM     037833100   27194     146,713      SH        SOLE         146,713
ASIAINFO HLDGS INC           COM     04518A104   694       34,784       SH        SOLE         34,784
ATHEROS COMMUNICATIONS INC   COM     04743P108   3449      130,009      SH        SOLE         130,009
AUXILIUM PHARMACEUTICALS     COM     05334D107   20453     597,863      SH        SOLE         597,863
INC
BANK OF AMERICA              COM     060505104   20205     1,194,122    SH        SOLE         1,194,122
CORPORATION
BECTON DICKINSON & CO        COM     075887109   9675      138,710      SH        SOLE         138,710
BIOVAIL CORP                 COM     09067J109   32570     2,110,854    SH        SOLE         2,110,854
BLACK & DECKER CORP          COM     091797100   1245      26,904       SH        SOLE         26,904
BROOKDALE SR LIVING INC      COM     112463104   156       8,609        SH        SOLE         8,609
CANADIAN SOLAR INC           COM     136635109   1023      59,424       SH        SOLE         59,424
CARDIOME PHARMA CORP         COM     14159U202   1958      452,112      SH        SOLE         452,112
CAREFUSION CORP              COM     14170T101   3378      154,947      SH        SOLE         154,947
CB RICHARD ELLIS GROUP INC   COM     12497T101   31920     2,718,904    SH        SOLE         2,718,904
CELGENE CORP                 COM     151020104   42694     763,749      SH        SOLE         763,749
CHINA BAK BATTERY INC        COM     16936Y100   912       184,262      SH        SOLE         184,262
CIGNA CORP                   COM     125509109   8663      308,394      SH        SOLE         308,394
COMPANHIA DE BEBIDAS DAS     COM     20441W203   14787     179,763      SH        SOLE         179,763
AME
CONCUR TECHNOLOGIES INC      COM     206708109   1473      37,054       SH        SOLE         37,054
CVS CAREMARK CORPORATION     COM     126650100   41368     1,157,476    SH        SOLE         1,157,476
DAVITA INC                   COM     23918K108   10566     186,541      SH        SOLE         186,541
DISH NETWORK CORP            COM     25470M109   12867     668,094      SH        SOLE         668,094
DOLLAR TREE INC              COM     256746108   9851      202,361      SH        SOLE         202,361
DUOYUAN GLOBAL WTR INC       COM     266043108   970       29,400       SH        SOLE         29,400
EBAY INC                     COM     278642103   48722     2,064,486    SH        SOLE         2,064,486
ECLIPSYS CORP                COM     278856109   9446      489,452      SH        SOLE         489,452
EMULEX CORP                  COM     292475209   1821      1,770        SH  CALL  SOLE         1,770
ENER1 INC                    COM     29267A203   2000      288,995      SH        SOLE         288,995
ENERGY CONVERSION DEVICES    COM     292659109   1882      1,625        SH   PUT  SOLE         1,625
IN
ENERGY CONVERSION DEVICES    COM     292659109   792       68,417       SH        SOLE         68,417
IN
EXPEDITORS INTL WASH INC     COM     302130109   22320     634,992      SH        SOLE         634,992
EXPRESS SCRIPTS INC          COM     302182100   39926     514,648      SH        SOLE         514,648
GENWORTH FINL INC            COM     37247D106   2781      232,738      SH        SOLE         232,738
GOLDMAN SACHS GROUP INC      COM     38141G104   5131      27,833       SH        SOLE         27,833
GOOGLE INC                   COM     38259P508   74286     149,814      SH        SOLE         149,814
GTX INC DEL                  COM     40052B108   192       14,986       SH        SOLE         14,986
HEARTWARE INTL INC           COM     422368100   1053      41,318       SH        SOLE         41,318
INTEVAC INC                  COM     461148108   62        4,625        SH        SOLE         4,625
JPMORGAN CHASE & CO          COM     46625H100   42368     966,858      SH        SOLE         966,858
KANSAS CITY SOUTHERN         COM     485170302   5064      191,182      SH        SOLE         191,182
LAS VEGAS SANDS CORP         COM     517834107   18103     1,074,992    SH        SOLE         1,074,992
LIFEPOINT HOSPITALS INC      COM     53219L109   10156     375,327      SH        SOLE         375,327
LIFEPOINT HOSPITALS INC      CNV     53219LAG4   5714      6,572,862   PRN        SOLE         6,572,862
LONGTOP FINL TECHNOLOGIES    COM     54318P108   729       25,600       SH        SOLE         25,600
LT
MACYS INC                    COM     55616P104   25914     1,416,828    SH        SOLE         1,416,828
MASTERCARD INC               COM     57636Q104   11021     54,519       SH        SOLE         54,519
MEDICINES CO                 COM     584688105   3381      307,120      SH        SOLE         307,120
MEDICIS PHARMACEUTICAL       COM     584690309   5344      250,305      SH        SOLE         250,305
CORP
MEDTRONIC INC                COM     585055106   10158     276,036      SH        SOLE         276,036
METTLER TOLEDO               COM     592688105   11811     130,377      SH        SOLE         130,377
INTERNATIONAL
NATIONAL SEMICONDUCTOR       COM     637640103   2164      151,607      SH        SOLE         151,607
CORP
OCCIDENTAL PETE CORP DEL     COM     674599105   19336     246,630      SH        SOLE         246,630
ORACLE CORP                  COM     68389X105   2811      134,896      SH        SOLE         134,896
OREXIGEN THERAPEUTICS INC    COM     686164104   5769      585,658      SH        SOLE         585,658
PAR PHARMACEUTICAL COS INC   COM     69888P106   9442      438,940      SH        SOLE         438,940
PAREXEL INTL CORP            COM     699462107   678       49,889       SH        SOLE         49,889
PERKINELMER INC              COM     714046109   3158      164,147      SH        SOLE         164,147
PFIZER INC                   COM     717081103   6764      408,715      SH        SOLE         408,715
PHILIP MORRIS INTL INC       COM     718172109   10140     208,038      SH        SOLE         208,038
PONIARD PHARMACEUTICALS      COM     732449301   1762      235,525      SH        SOLE         235,525
INC
PRECISION CASTPARTS CORP     COM     740189105   7021      68,923       SH        SOLE         68,923
ROCKWOOD HLDGS INC           COM     774415103   270       13,119       SH        SOLE         13,119
SALESFORCE COM INC           COM     79466L302   2225      39,075       SH        SOLE         39,075
SANDISK CORP                 COM     80004C101   2773      1,278        SH  CALL  SOLE         1,278
SANDISK CORP                 CNV     80004CAC5   10377     13,296,000  PRN        SOLE         13,296,000
SAVIENT PHARMACEUTICALS      COM     80517Q100   27654     1,819,326    SH        SOLE         1,819,326
INC
SEPRACOR INC                 CNV     817315AW4   3845      3,869,000   PRN        SOLE         3,869,000
SL GREEN RLTY CORP           COM     78440X101   14152     322,746      SH        SOLE         322,746
SPREADTRUM COMMUNICATIONS    COM     849415203   764       167,096      SH        SOLE         167,096
IN
TERADYNE INC                 COM     880770102   2166      234,121      SH        SOLE         234,121
TEXTRON INC                  COM     883203101   18196     958,698      SH        SOLE         958,698
THERMO FISHER SCIENTIFIC     COM     883556102   14162     324,295      SH        SOLE         324,295
INC
UNITEDHEALTH GROUP INC       COM     91324P102   3337      133,261      SH        SOLE         133,261
UNIVERSAL HLTH SVCS INC      COM     913903100   7951      128,384      SH        SOLE         128,384
UQM TECHNOLOGIES INC         COM     903213106   572       99,487       SH        SOLE         99,487
US BANCORP DEL               COM     902973304   4915      224,829      SH        SOLE         224,829
VIACOM INC NEW               COM     92553P201   11064     394,574      SH        SOLE         394,574
VIVUS INC                    COM     928551100   2260      216,919      SH        SOLE         216,919
VMWARE INC                   COM     928563402   1467      36,515       SH        SOLE         36,515
WALGREEN CO                  COM     931422109   5222      139,359      SH        SOLE         139,359
WATSON PHARMACEUTICALS INC   COM     942683103   20271     553,260      SH        SOLE         553,260
WHITING PETE CORP NEW        COM     966387102   28213     489,986      SH        SOLE         489,986
WYETH                        COM     983024100   5217      107,392      SH        SOLE         107,392
WYNDHAM WORLDWIDE CORP       COM     98310W108   10615     650,445      SH        SOLE         650,445
ZIMMER HLDGS INC             COM     98956P102   16932     316,789      SH        SOLE         316,789
